STAGECOACH FUNDS, INC.
                         SUPPLEMENT DATED APRIL 23, 1999
                           TO ALL CURRENT PROSPECTUSES

This supplement contains important information for shareholders about matters recently approved by the Board of Directors of Stagecoach Funds, Inc. These matters are listed below and described in greater detail later in this supplement.

o The reorganization of Stagecoach Funds into new funds of Wells Fargo Funds Trust, as part of the consolidation of the Stagecoach and Norwest Advantage fund families.

o The appointment of a new transfer agent, BFDS, beginning July 17, 1999, which means that after July 17 shareholders must write to a new address, fax to a new number, or wire money to a new location to purchase or sell shares.

o Changes to the Sales Loads for Class A and B shares for equity and income funds, beginning July 17, 1999, and enhancements to sales charge reduction programs.

o        Changes to the Funds' Administration arrangements.

Approval of the Reorganization

On March 25, 1999, the Board of Directors of Stagecoach Funds, Inc. (the "Company") approved the reorganization of the Company's Funds into new portfolios of Wells Fargo Funds Trust ("Funds Trust"). The reorganization is part of a larger plan to consolidate the Wells Fargo Bank-advised fund family with the Norwest Advantage fund family, following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company will present the reorganization to Fund shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

If the reorganization is approved by shareholders, the following Funds will be reorganized into the following portfolios of Funds Trust:

           Stagecoach Funds, Inc.                                         Wells Fargo Funds Trust

           Balanced Fund                                                   Asset Allocation Fund
           Diversified Equity Income Fund                                  Income Equity Fund
           Government Money Market Fund                                    Government Money Market Fund
           National Tax-Free Fund                                          National Tax-Free Fund
           National Tax-Free Money Market                                  National Tax-Free Money Market Fund
              Fund (Class A)                                               (Class A)
           National Tax-Free Money Market                                  National Tax-Free Institutional Money
              Fund (Institutional Class)                                   Market Fund (Service and
                                                                           Institutional Classes)
           Prime Money Market Fund                                         Money Market Fund
             (Class A)
           Prime Money Market Fund,                                        Cash Investment Money Market Fund
             (Administrative, Service &
             Institutional Classes)
           Short-Intermediate U.S.                                         Limited Term Government Income Fund
             Government Income Fund

           Strategic Growth Fund                                           Small Cap Fund
           Treasury Plus Money Market                                      Treasury Plus Institutional Money
             Fund (Administrative, Service                                 Market Fund (Service and
             and Institutional Classes)                                    Institutional Classes)

           U.S. Government Income Fund                                     Intermediate Government Income Fund
           U.S. Government Allocation Fund                                 Intermediate Government Income Fund

Although the investment objectives of these Funds Trust portfolios are substantially similar to the investment objectives of the corresponding Funds of the Company, the principal investment strategies may differ somewhat. In addition, these Funds Trust portfolios are expected to absorb other Stagecoach or Norwest Advantage funds. All of the other Funds of the Company will, if approved by shareholders, be reorganized into new portfolios of Funds Trust that have investment objectives and strategies that are substantially identical to the corresponding Funds. In most cases, these substantially identical Funds Trust portfolios will not absorb other funds.

The Funds Trust portfolios are not yet available for purchase, but corresponding portfolios within either the Stagecoach fund family or the Norwest Advantage fund family are currently available. No shareholder action is necessary at this time. The Company's proxy materials, which are expected to be mailed in June to all persons who are shareholders on May 6, 1999, will describe the reorganization in detail, including any effect on expense ratios. If you buy your shares after that date, you will not be entitled to vote on the reorganization, but you may request a copy of the proxy materials.

Investors should be aware that, for certain share classes of certain Funds, expense ratio increases of up to 0.14% are contemplated, except for the Small Cap Fund Institutional Class, which contemplates an increase of 0.44%. In other cases, expense ratios are expected to remain unchanged or decline. For most portfolios, the reorganization is expected to be a tax-free transaction. For Prime Money Market Fund, National Tax-Free Money Market Fund and Treasury Plus Money Market Fund, the reorganization will not be a tax-free transaction, but it is not expected to result in tax consequences for shareholders. The reorganization will not trigger any sales charges.

If you have any questions or, after early June, if you would like to request a copy of the proxy materials, you should call 1-800-222-8222.

Appointment of New Transfer Agent-BFDS

The Board of Directors has approved Boston Financial Data Services, known as BFDS, to replace Wells Fargo Bank as the transfer agent for all Stagecoach Funds. The Norwest Advantage fund family also has approved BFDS as a sub-transfer agent for all of its funds. The Company anticipates that BFDS will begin to act as transfer agent on July 17, 1999.

         AFTER JULY 17, 1999: To purchase or sell fund shares, please use the following new addresses and fax number when mailing or wiring funds to your Stagecoach account.


         By regular mail:                           Stagecoach Funds, Inc.
                                                    P.O. Box 8266
                                                    Boston, MA 02266-8266

         By overnight mail only to:                 Stagecoach Funds, Inc.
                                                    Attn:  CCSU
                                                    Boston Financial
                                                    66 Brooks Drive
                                                    Braintree, MA 02184

         By Fax to:                                 (617) 483-5765

         By Wire to:                                State Street Bank & Trust
                                                    Boston, MA
                                                    ABA 01100028
                                                    FNF: (Stagecoach Fund name]
                                                    AC: 9905-437-1
                                                    (Name on Stagecoach Account
                                                    and Fund Account Number]

The section of your prospectus entitled "Your Account" describing how to buy and sell shares should be updated to reflect the information listed above. All other information in that section remains unchanged. Your current Shareholder Services telephone number will remain the same. For information on your account, you should continue to call (800) 222-8222.

Changes to Sales Loads for Class A and B Shares

The Company's Board of Directors has approved a new sales load structure for A and B mutual fund shares to standardize sales loads among all Stagecoach equity and income (bond) funds to reflect current industry standards. These sales loads will go into effect for shares purchased beginning July 17, 1999.

A Shares

                                                                       Tax Free Income &
Breakpoint                          Equity Funds                       Income Funds
<$50,000                            5.75%                              4.50%
$50,000-99,999                      4.75%                              4.00%
$100,000-249,999                    3.75%                              3.50%
$250,000-499,999                    2.75%                              2.50%
$500,000-999,999                    2.00%                              2.00%
>$1,000,000*                        0.00%                              0.00%

*We will assess Class A purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year of the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.


B Shares

Currently, Stagecoach equity and bond funds charge a declining CDSC on Class B shares redeemed within six years of the date of purchase. The Company's Board of Directors has approved changes to the CDSC schedule on Class B shares. The major difference is that Class B shares purchased beginning July 17, 1999, will not be converted into Class A shares until Year 8, instead of Year 7. Shareholders who sell Class B shares in Year 7, however, will not be charged a CDSC. For purchases of Class B shares after July 17, 1999, the following CDSC Schedule will be in effect:

Class B Shares
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
              Year 1      Year 2      Year 3      Year 4      Year 5      Year 6      Year 7      Year 8
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
CDSC          5%          4%          3%          3%          2%          1%          0%          A shares*
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

*At Year 8 the Class B shares are converted into Class A shares at NAV.

The section of all equity and bond fund prospectuses entitled "A Choice of Share Class" should be updated to reflect the new sales loads for Class A shares and the new CDSC schedule for Class B shares.

Reduced Sales Charges

         Class A shares

Beginning July 17, 1999, purchases of Class A shares of Norwest Advantage Funds will count towards reductions of sales charges for purchases of Class A shares of Stagecoach Funds. Currently, through Rights of Accumulation ("ROA"), Stagecoach shareholders may reduce their sales loads on Class A shares by accumulating purchases of different Stagecoach Funds to reach one of the sales charge breakpoints listed above. Shareholders also may pay a lower sales charge by signing a Letter of Intent ("LOI") to invest a specific amount over a breakpoint within 13 months. Beginning July 17, 1999, Stagecoach shareholders using either ROAs or LOIs may accumulate purchases of different Stagecoach and Norwest Advantage Funds to reach a breakpoint in the sales charges for Class A shares.

         Class B shares

Beginning July 17, 1999, there will be one additional way that shareholders may avoid being charged a CDSC on Class B shares. If you participate in the Systematic Withdrawal Plan, no CDSC will be charged for withdrawals made under this program, provided that the withdrawal does not exceed 10% of your Class B shareholdings in a Fund annually, based on your anniversary date in the Plan.

The sections of the current prospectuses entitled "Reduced Sales Charges" should be updated to reflect this new information.

Exchanges

Beginning July 17,1999, Class A shareholders who exchange their shares for Class A shares of a fund with a higher sales load will not be required to pay the difference in the sales load.

The section of the current prospectuses entitled "Exchanges" should be updated to reflect this new information.

Wells Fargo is Primary Administrator for each Fund

Currently, Wells Fargo and Stephens Inc. serve as Co-Administrators for each of the Company's Funds for annual fees of 0.03% and 0.04%, respectively. On March 25, 1999, the Company's Board of Directors approved Wells Fargo to act as the sole Administrator at an annual contract rate of 0.15%. Wells Fargo has agreed to charge only 0.07% of this annual fee and waive the additional 0.08% of the contract rate until after the completion of the Reorganization in September 1999. As a result of the waiver, this change will not increase fees for your Fund at this time.

                     [MORRISON & FOERSTER LLP LETTERHEAD]


                               April 23, 1999

                                                     Writer's Direct Dial Number
                                                         (202) 463-1018
Via EDGAR

Securities and Exchange Commission
450 Fifth Street,  NW
Washington, DC  20549

              Re:    Stagecoach Funds, Inc.
                     Registration Nos. 33-42927; 811-6419

Ladies and Gentlemen:

         In connection with the registration of Stagecoach Funds, Inc. under the Investment Company Act of 1940, and the issuance of securities by it under the Securities Act of 1933, and pursuant to 17 C.F.R. 230.497(e), we are transmitting herewith for filing a supplement dated April 23, 1999 to all current prospectuses of the Company's Funds.

         This supplement is being filed to inform shareholders of the recently approved reorganization of the funds of the Company into portfolios of Wells Fargo Funds Trust, the appointment of a new transfer agent, changes to the sales loads for the Class A and B shares for the equity and income Funds, and changes to the Funds' Administration arrangements.

         If you have any questions, please contact the undersigned at the number indicated above.

                                                     Very truly yours,

                                                     /s/ Eileen M. Smiley

                                                     Eileen M. Smiley